Business Combinations - Schedule of Assumptions for Valuation of Intangible Assets (Details) - Cutanea Life Sciences, Inc [Member] € in Thousands	Mar. 25, 2019 EUR (€)
Statement Line Items [Line Items]
Intangible assets	€ 23,604
Xepi® Marketing License [Member]
Statement Line Items [Line Items]
Intangible assets	€ 23,604
Valuation method	Acquisition value method
Operating life	139 months
Cost of capital	9.10%